FINANCIAL ASSETS AND LIABILITIES - Summary of Sector financial asset and liability (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		R$ (1,261,998)	R$ (1,274,283)
Cost of gas	[1]	(14,647)	27,954
Tax credits		(65,710)	(34,719)
Monetary update	[2]	(89,640)	(97,840)
Deferral of IGP-M	[3]	117,418	116,890
Business combination		5,980
Net sector financial asset (liability) at end of period		(1,308,597)	(1,261,998)
Current		157,229
Non-current		(1,465,826)
Net sector financial asset (liability)		(1,308,597)	(1,261,998)
Sectorial assets
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period		548,700	342,333
Cost of gas	[1]	(12,437)	27,954
Tax credits			12,425
Monetary update	[2]	71,981	49,098
Deferral of IGP-M	[3]	117,418	116,890
Business combination		5,980
Net sector financial asset (liability) at end of period		731,642	548,700
Current		221,947
Non-current		509,695
Net sector financial asset (liability)		731,642	548,700
Sectorial liabilities
Reconciliation of changes in net sector financial asset (liability)
Net sector financial asset (liability) at beginning of period	[4]	(1,810,698)	(1,616,616)
Cost of gas	[1],[4]	(2,210)
Tax credits	[4]	(65,710)	(47,144)
Monetary update	[2],[4]	(161,621)	(146,938)
Deferral of IGP-M	[3],[4]
Business combination	[4]
Net sector financial asset (liability) at end of period	[4]	(2,040,239)	(1,810,698)
Current	[4]	(64,718)
Non-current	[4]	(1,975,521)
Net sector financial asset (liability)	[4]	R$ (2,040,239)	R$ (1,810,698)

[1]	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.
[2]	Recalculation of the gas current account and extemporaneous credit using the SELIC rate.
[3]	Appropriation of the deferral of the IGP-M for the residential and commercial segments.
[4]	The ARSESP's conclusion on the refund to consumers of PIS and COFINS credits resulting from the exclusion of ICMS from the calculation base has been extended to May 20, 2025, in accordance with Resolution No. 1573 of September 23, 2024. Until ARSESP defines the next steps and the restitution schedule, the Company is keeping the amounts accrued as non-current sector liabilities.